37. Trust for the Management of Electric Power Transmission Works	12 Months Ended
Dec. 31, 2017
Trust For Management Of Electric Power Transmission Works
Trust for the Management of Electric Power Transmission Works

Due to the constant increase recorded in the demand for electricity during 2005, the SEE, by means of Resolution No. 1,875/05, provided that the interconnection works through an underground power cable at 220 kV between Costanera and Puerto Nuevo Transformer Stations with Malaver Transformer Station were necessary and required not only the execution of expansion works but also new layout-designs of the High-Voltage subsystems of Edenor S.A. and Edesur S.A.’s networks. In addition, it provided that a fraction of the electricity rate increase granted to distribution companies by ENRE Resolution No. 51/07 (as mentioned in Note 2.c.I), would be used to finance up to 30% of the total execution cost of these works, with the remaining 70% of the total cost of the works being absorbed by the MEM’s demand. Fund inflows and outflows related to the aforementioned expansion works are managed by the Works Trust Fund SEE Resolution No. 1/03, which acts as the link among CAMMESA, the Contracting Distribution Companies and the companies that had been awarded the contracts for the provision of engineering services, supplies and main pieces of equipment as well as those for the execution of the works and provision of minor supplies.

The works were developed in different stages, and the Company complied with its responsibility with regard to the development of each of them, as well as with the operation and the planned and reactive maintenance of the facilities comprising the expansion works. The final conclusion of the works occurred in fiscal year 2014.

Furthermore, on January 15, 2015, CAMMESA not only informed the Company of the amounts disbursed by the BICE and CAMMESA for the execution of the aforementioned works, but also requested that the Company carry out the pertinent actions to comply with the provisions of Resolution No. 1,875/05. Consequently, the Company has begun to carry out actions aimed at coordinating and reaching agreement, with the different parties involved, on the steps to be followed to have this process finalized.

As of December 31, 2015, the Company recognized as facilities in service in the Property, plant and equipment account its participation in the works for an estimated value of $ 141.8 million, including financial charges. As of December 31, 2017 and 2016, the contribution of $ 190.2 million and $ 173 million, respectively, was pending, a debt which is disclosed in the Other payables account of non-current liabilities.